Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities in Each Level of Fair Value Hierarchy

The following table summarizes the assets and liabilities in each level of the fair value hierarchy (in thousands):

	June 30, 2014	December 31, 2013
Level 1
Liabilities
Contingent earn-out payments	$—	$5,900

Level 1 Liabilities	—	5,900

Level 2
Assets
Forward loans held for sale	1,173,588	1,015,607
Freestanding derivative instruments	2,736	19,534

Level 2 Assets	1,176,324	1,035,141

Liabilities
Freestanding derivative instruments	28,387	2,127

Level 2 Liabilities	28,387	2,127

Level 3
Assets
Reverse loans	9,482,030	8,738,503
Forward loans related to Non-Residual Trusts	557,786	587,265
Charged-off loans	54,997	—
Receivables related to Non-Residual Trusts	36,181	43,545
Servicing rights carried at fair value	1,496,073	1,131,124
Freestanding derivative instruments	75,526	42,831

Level 3 Assets	11,702,593	10,543,268

Liabilities
Freestanding derivative instruments	87	3,755
Other accrued liabilities	14,438	14,789
Mortgage-backed debt related to Non-Residual Trusts	651,784	684,778
HMBS related obligations	9,472,666	8,652,746

Level 3 Liabilities	10,138,975	9,356,068

The following tables summarize the assets and liabilities in each level of the fair value hierarchy (in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Reverse loans(1)	$—	$—	$8,738,503	$8,738,503
Forward loans related to Non-Residual Trusts	—	—	587,265	587,265
Forward loans held for sale	—	1,015,607	—	1,015,607
Receivables related to Non-Residual Trusts	—	—	43,545	43,545
Servicing rights carried at fair value	—	—	1,131,124	1,131,124
Derivative instruments	—	19,534	42,831	62,365

Total assets	$—	$1,035,141	$10,543,268	$11,578,409

Liabilities
Derivative instruments	$—	$2,127	$3,755	$5,882
Mandatory repurchase obligation	—	—	8,182	8,182
Professional fees liability related to certain securitizations	—	—	6,607	6,607
Contingent earn-out payments	5,900	—	—	5,900
Mortgage-backed debt related to Non-Residual Trusts	—	—	684,778	684,778
HMBS related obligations	—	—	8,652,746	8,652,746

Total liabilities	$5,900	$2,127	$9,356,068	$9,364,095

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Reverse loans(1)	$—	$—	$6,047,108	$6,047,108
Forward loans related to Non-Residual Trusts	—	—	646,498	646,498
Forward loans held for sale	—	16,605	—	16,605
Receivables related to Non-Residual Trusts	—	—	53,975	53,975
Derivative instruments	—	—	949	949

Total assets	$—	$16,605	$6,748,530	$6,765,135

Liabilities
Derivative instruments	$—	$1,102	$—	$1,102
Mandatory repurchase obligation	—	—	9,999	9,999
Professional fees liability related to certain securitizations	—	—	8,147	8,147
Contingent earn-out payments	—	—	6,100	6,100
Mortgage-backed debt related to Non-Residual Trusts	—	—	757,286	757,286
HMBS related obligations	—	—	5,874,552	5,874,552

Total liabilities	$—	$1,102	$6,656,084	$6,657,186

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012. There were no reverse loans held for sale at December 31, 2013.

Reconciliation of Beginning and Ending Balances of Company's Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following assets and liabilities are measured on the consolidated financial statements at fair value on a recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation. The following tables provide a reconciliation of the beginning and ending balances of these assets and liabilities (in thousands):

	For the Three Months Ended June 30, 2014
	Fair Value April 1, 2014	Total Gains (Losses) Included in Net Income	Purchases	Issuances	Settlements	Fair Value June 30, 2014
Assets
Reverse loans	$9,149,579	$89,571	$244,444	$148,569	$(150,133)	$9,482,030
Forward loans related to Non-Residual Trusts	569,097	16,871	—	—	(28,182)	557,786
Charged-off loans	—	1,461	57,052	—	(3,516)	54,997
Receivables related to Non-Residual Trusts	39,328	(681)	—	—	(2,466)	36,181
Servicing rights carried at fair value	1,513,830	(83,552)	20,241	45,554	—	1,496,073
Freestanding derivative instruments (IRLCs)	38,190	37,336	—	—	—	75,526

Total assets	$11,310,024	$61,006	$321,737	$194,123	$(184,297)	$11,702,593

Liabilities
Freestanding derivative instruments (IRLCs)	$(720)	$633	$—	$—	$—	$(87)
Other accrued liabilities	(14,165)	(1,073)	—	—	800	(14,438)
Mortgage-backed debt related to Non-Residual Trusts	(667,536)	(13,579)	—	—	29,331	(651,784)
HMBS related obligations	(9,166,998)	(62,635)	—	(394,385)	151,352	(9,472,666)

Total liabilities	$(9,849,419)	$(76,654)	$—	$(394,385)	$181,483	$(10,138,975)

	For the Six Months Ended June 30, 2014
	Fair Value January 1, 2014	Acquisition of EverBank Net Assets	Total Gains (Losses) Included in Net Income	Purchases	Issuances	Settlements	Fair Value June 30, 2014
Assets
Reverse loans	$8,738,503	$—	$294,980	$438,120	$278,032	$(267,605)	$9,482,030
Forward loans related to Non-Residual Trusts	587,265	—	27,654	—	—	(57,133)	557,786
Charged-off loans	—	—	1,461	57,052	—	(3,516)	54,997
Receivables related to Non-Residual Trusts	43,545	—	(1,668)	—	—	(5,696)	36,181
Servicing rights carried at fair value	1,131,124	58,680	(131,186)	339,288	98,167	—	1,496,073
Freestanding derivative instruments (IRLCs)	42,831	—	32,695	—	—	—	75,526

Total assets	$10,543,268	$58,680	$223,936	$834,460	$376,199	$(333,950)	$11,702,593

Liabilities
Freestanding derivative instruments (IRLCs)	$(3,755)	$—	$3,668	$—	$—	$—	$(87)
Other accrued liabilities	(14,789)	—	(1,493)	—	—	1,844	(14,438)
Mortgage-backed debt related to Non-Residual Trusts	(684,778)	—	(25,414)	—	—	58,408	(651,784)
HMBS related obligations	(8,652,746)	—	(250,808)	—	(839,431)	270,319	(9,472,666)

Total liabilities	$(9,356,068)	$—	$(274,047)	$—	$(839,431)	$330,571	$(10,138,975)

	For the Three Months Ended June 30, 2013
	Fair Value April 1, 2013	Total Gains (Losses) Included in Net Income	Purchases	Sales	Issuances	Settlements	Fair Value June 30, 2013
Assets
Reverse loans	$7,106,943	$101,304	$464,494	$(272)	$337,972	$(103,806)	$7,906,635
Forward loans related to Non-Residual Trusts	627,430	16,938	—	—	—	(30,741)	613,627
Receivables related to Non-Residual Trusts	53,671	1,219	—	—	—	(4,000)	50,890
Servicing rights carried at fair value	766,943	65,077	19,885	—	36,305	—	888,210
Freestanding derivative instruments (IRLCs)	59,573	2,107	—	—	—	—	61,680

Total assets	$8,614,560	$186,645	$484,379	$(272)	$374,277	$(138,547)	$9,521,042

Liabilities
Freestanding derivative instruments (IRLCs)	$—	$(19,327)	$—	$—	$—	$—	$(19,327)
Other accrued liabilities	(17,434)	356	—	—	—	861	(16,217)
Contingent earn-out payments	(9,794)	(1,106)	—	—	—	—	(10,900)
Mortgage-backed debt related to Non-Residual Trusts	(738,434)	(15,845)	—	—	—	33,199	(721,080)
HMBS related obligations	(6,887,583)	(74,353)	—	—	(943,359)	99,449	(7,805,846)

Total liabilities	$(7,653,245)	$(110,275)	$—	$—	$(943,359)	$133,509	$(8,573,370)

	For the Six Months Ended June 30, 2013
	Fair Value January 1, 2013	Acquisition of ResCap Net Assets	Total Gains (Losses) Included in Net Income	Purchases	Sales	Issuances	Settlements	Fair Value June 30, 2013
Assets
Reverse loans(1)	$6,047,108	$—	$184,581	$1,258,891	$(76,441)	$646,163	$(153,667)	$7,906,635
Forward loans related to Non-Residual Trusts	646,498	—	29,957	—	—	—	(62,828)	613,627
Receivables related to Non-Residual Trusts	53,975	—	5,056	—	—	—	(8,141)	50,890
Servicing rights carried at fair value	26,382	242,604	44,002	537,627	—	37,595	—	888,210
Freestanding derivative instruments (IRLCs)	949	—	60,731	—	—	—	—	61,680

Total assets	$6,774,912	$242,604	$324,327	$1,796,518	$(76,441)	$683,758	$(224,636)	$9,521,042

Liabilities
Freestanding derivative instruments (IRLCs)	$—	$—	$(19,327)	$—	$—	$—	$—	$(19,327)
Other accrued liabilities	(18,146)	—	(26)	—	—	—	1,955	(16,217)
Contingent earn-out payments	(6,100)	—	(4,800)	—	—	—	—	(10,900)
Mortgage-backed debt related to Non-Residual Trusts	(757,286)	—	(29,850)	—	—	—	66,056	(721,080)
HMBS related obligations	(5,874,552)	—	(116,370)	—	—	(1,972,103)	157,179	(7,805,846)

Total liabilities	$(6,656,084)	$—	$(170,373)	$—	$—	$(1,972,103)	$225,190	$(8,573,370)

(1)	Includes $28.5 million in reverse loans held for sale at January 1, 2013. There were no reverse loans held for sale at June 30, 2013.

The following assets and liabilities are measured on the consolidated financial statements at fair value on a recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation. The following tables provide a reconciliation of the beginning and ending balances of these assets and liabilities (in thousands):

	For the Year Ended December 31, 2013
	Fair Value January 1, 2013	Acquisition of ResCap Net Assets	Total Gains (Losses) Included in Net Income	Purchases	Sales	Issuances	Settlements	Transfers out	Fair Value December 31, 2013
Assets
Reverse loans(1)	$6,047,108	$—	$112,772	$2,080,857	$(76,441)	$981,390	$(407,183)	$—	$8,738,503
Forward loans related to Non-Residual Trusts	646,498	—	64,848	—	—	—	(124,081)	—	587,265
Receivables related to Non-Residual Trusts	53,975	—	4,374	—	—	—	(14,804)	—	43,545
Servicing rights carried at fair value	26,382	242,604	48,058	626,331	—	187,749	—	—	1,131,124
Derivative instruments (IRLCs)	949	—	41,882	—	—	—	—	—	42,831

Total assets	$6,774,912	$242,604	$271,934	$2,707,188	$(76,441)	$1,169,139	$(546,068)	$—	$10,543,268

Liabilities
Derivative instruments (IRLCs)	$—	$—	$(3,755)	$—	$—	$—	$—	$—	$(3,755)
Mandatory repurchase obligation	(9,999)	—	181	—	—	—	1,636	—	(8,182)
Professional fees liability related to certain securitizations	(8,147)	—	(817)	—	—	—	2,357	—	(6,607)
Contingent earn-out payments	(6,100)	—	(4,800)	—	—	—	5,000	5,900	—
Mortgage-backed debt related to Non-Residual Trusts	(757,286)	—	(57,678)	—	—	—	130,186	—	(684,778)
HMBS related obligations	(5,874,552)	—	12,302	—	—	(3,203,959)	413,463	—	(8,652,746)

Total liabilities	$(6,656,084)	$—	$(54,567)	$—	$—	$(3,203,959)	$552,642	5,900	$(9,356,068)

(1)	Includes $28.5 million in reverse loans held for sale at January 1, 2013. There were no reverse loans held for sale at December 31, 2013.

	For the Year Ended December 31, 2012
	Fair Value January 1, 2012	Acquisition of RMS	Acquisition of S1L	Total Gains (Losses) Included in Net Loss	Purchases	Issuances	Settlements	Fair Value December 31, 2012
Assets
Reverse loans(1)	$—	$5,331,989	$88,929	$65,030	$565,171	$29,143	$(33,154)	$6,047,108
Residential loans related to Non-Residual Trusts	672,714	—	—	107,493	—	—	(133,709)	646,498
Receivables related to Non-Residual Trusts	81,782	—	—	(11,711)	—	—	(16,096)	53,975
Derivative instruments (IRLCs)	—	—	—	949	—	—	—	949

Total assets	$754,496	$5,331,989	$88,929	$161,761	$565,171	$29,143	$(182,959)	$6,748,530

Liabilities
Mandatory repurchase obligation	$(11,849)	$—	$—	$(116)	$—	$—	$1,966	$(9,999)
Professional fees liability related to certain securitizations	(9,666)	—	—	(1,091)	—	—	2,610	(8,147)
Contingent earn-out payments	—	—	(6,100)	—	—	—	—	(6,100)
Mortgage-backed debt related to Non-Residual Trusts	(811,245)	—	—	(86,163)	—	—	140,122	(757,286)
HMBS related obligations	—	(5,254,231)	—	(57,751)	—	(596,066)	33,496	(5,874,552)

Total liabilities	$(832,760)	$(5,254,231)	$(6,100)	$(145,121)	$—	$(596,066)	$178,194	$(6,656,084)

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012.

Significant Unobservable Inputs Used for Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the significant unobservable inputs used in the fair value measurement of these assets and liabilities.

		June 30, 2014		December 31, 2013
	Significant Unobservable Input(1)(2)	Range of Input(3)	Weighted Average of Input(3)	Range of Input(3)	Weighted Average of Input(3)
Assets
Reverse loans	Weighted-average remaining life in years	2.1 - 12.9	4.8	2.0 - 12.9	4.4
	Conditional repayment rate	12.95% - 36.18%	20.69%	10.67% - 36.61%	20.70%
	Discount rate	1.89% - 4.13%	2.75%	1.79% - 5.30%	2.98%

Forward loans related to Non-Residual Trusts	Conditional prepayment rate	2.28% - 3.90%	2.91%	2.20% - 3.78%	2.99%
	Conditional default rate	1.54% - 4.75%	2.83%	1.81% - 3.60%	2.90%
	Loss severity	74.84% - 94.01%	87.76%	75.90% - 96.67%	88.09%

Receivables related to Non-Residual Trusts	Conditional prepayment rate	1.85% - 3.16%	2.54%	1.93% - 3.11%	2.66%
	Conditional default rate	1.73% - 5.03%	3.06%	1.98% - 3.85%	3.16%
	Loss severity	72.04% - 91.28%	84.85%	72.94% - 94.16%	85.25%

Charged-off loans	Collection rate	0.30% - 10.26%	2.29%	—	—
	Discount rate	20.57% - 41.18%	22.18%	—	—

Servicing rights carried at fair value	Weighted-average remaining life in years	5.3 - 10.4	6.5	6.0 - 10.8	6.8
	Discount rate	8.44% - 18.11%	9.59%	8.87% - 18.11%	9.76%
	Conditional prepayment rate	4.14% - 11.06%	8.05%	3.85% - 8.08%	7.06%
	Conditional default rate	0.24% - 3.85%	2.44%	0.50% - 3.74%	2.90%

Interest rate lock commitments	Loan funding probability	1.70% - 100%	76.69%	11.99% - 100%	78.23%
	Fair value of servicing rights(4)	0.87 - 9.49	3.97	1.64 - 5.60	4.21

Liabilities
Mortgage-backed debt related to Non-Residual Trusts	Conditional prepayment rate	1.85% - 3.16%	2.54%	1.93% - 3.11%	2.66%
	Conditional default rate	1.73% - 5.03%	3.06%	1.98% - 3.85%	3.16%
	Loss severity	72.04% - 91.28%	84.85%	72.94% - 94.16%	85.25%

HMBS related obligations	Weighted-average remaining life in years	1.6 - 7.7	4.1	1.9 - 7.8	4.1
	Conditional repayment rate	10.86% - 41.44%	20.20%	10.22% - 38.67%	20.31%
	Discount rate	1.31% - 3.24%	1.92%	1.38% - 4.01%	2.36%

Interest rate lock commitments	Loan funding probability	29.44% - 100%	80.36%	46.50% - 100%	82.67%
	Fair value of servicing rights(4)	1.96 - 5.21	4.19	1.89 - 5.30	4.52

(1)	Conditional repayment rate includes assumptions for both voluntary and involuntary rates as well as assumptions for the assignment of HECMs to HUD, in accordance with obligations as servicer.
(2)	Voluntary and involuntary prepayment rates have been presented as conditional prepayment rate and conditional default rate, respectively.
(3)	With the exception of loss severity, fair value of servicing rights embedded in IRLCs and discount rate on charged-off loans, all significant unobservable inputs above are based on the related unpaid principal balance of the underlying collateral, or in the case of HMBS related obligations, the balance outstanding. Loss severity is based on projected liquidations. Fair value of servicing rights embedded in IRLCs represents a multiple of the annual servicing fee. The discount rate on charged-off loans is based on the loan balance at fair value.
(4)	Excludes the impact of IRLCs identified as servicing released.

which the Company utilizes a market approach. The following table presents the significant unobservable inputs used in the fair value measurement of these assets and liabilities at December 31, 2013.

	Significant Unobservable Input	Range of Input(1)	Weighted Average of Input(1)
Assets
Reverse loans	Weighted-average remaining life in years	2.0 - 12.9	4.4
	Conditional repayment rate	10.67%- 36.61%	20.70%
	Discount rate	1.79% - 5.30%	2.98%
Forward loans related to Non-Residual Trusts	Conditional prepayment rate	2.20% - 3.78%	2.99%
	Conditional default rate	1.81% - 3.60%	2.90%
	Loss severity	75.90% - 96.67%	88.09%
Receivables related to Non-Residual Trusts	Conditional prepayment rate	1.93% - 3.11%	2.66%
	Conditional default rate	1.98% - 3.85%	3.16%
	Loss severity	72.94% - 94.16%	85.25%
Servicing rights carried at fair value	Weighted-average remaining life in years	6.0 - 10.8	6.8
	Discount rate	8.87% - 18.11%	9.76%
	Conditional prepayment rate	3.85% - 8.08%	7.06%
	Conditional default rate	0.50% - 3.74%	2.90%
Interest rate lock commitments	Loan funding probability	11.99% - 100%	78.23%
	Fair value of servicing rights	1.64 - 5.60	4.21

Liabilities
Mandatory repurchase obligation	Conditional prepayment rate	4.19%	4.19%
	Conditional default rate	2.75%	2.75%
	Loss severity	72.28%	72.28%
Professional fees liability related to certain securitizations	Conditional prepayment rate	1.93% - 3.79%	2.74%
	Conditional default rate	1.98% - 4.57%	3.20%
Mortgage-backed debt related to Non-Residual Trusts	Conditional prepayment rate	1.93% - 3.11%	2.66%
	Conditional default rate	1.98% - 3.85%	3.16%
	Loss severity	72.94% - 94.16%	85.25%
HMBS related obligations	Weighted-average remaining life in years	1.9 - 7.8	4.1
	Conditional repayment rate	10.22% -38.67%	20.31%
	Discount rate	1.38% - 4.01%	2.36%
Interest rate lock commitments	Loan funding probability	46.50% - 100%	82.67%
	Fair value of servicing rights	1.89 - 5.30	4.52

(1)	With the exception of loss severity and fair value of servicing rights embedded in IRLCs, all significant unobservable inputs above are based on the related unpaid principal balance of the underlying collateral, or in the case of HMBS related obligations, the balance outstanding. Loss severity is based on projected liquidations. Fair value of servicing rights embedded in IRLCs represents a multiple of the annual servicing fee.

Assets Measured at Fair Value on Non-Recurring Basis

Real estate owned, net is included on the consolidated financial statements within other assets and is measured at fair value on a non-recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation (in thousands):

	June 30, 2014	December 31, 2013
Real estate owned, net	$79,079	$73,573

Real estate owned, net is included on the consolidated financial statements within other assets and is measured at fair value on a non-recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation (in thousands):

	December 31,
	2013	2012
Real estate owned, net	$73,573	$64,959

Significant Unobservable Inputs Used for Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the significant unobservable input used in the fair value measurement of real estate owned, net at June 30, 2014 measured on the consolidated financial statements at fair value on a non-recurring basis:

		June 30, 2014		December 31, 2013
	Significant Unobservable Input	Range of Input	Weighted Average of Input	Range of Input	Weighted Average of Input
Real estate owned, net	Loss severity(1)	0.00% - 59.58%	8.42%	0.00% - 88.68%	9.48%

(1)	Loss severity is based on projected liquidations.

The following table presents the significant unobservable input used in the fair value measurement of real estate owned, net at December 31, 2013 measured on the consolidated financial statements at fair value on a non-recurring basis:

	Significant Unobservable Input	Range	Weighted Average
Real estate owned, net	Loss severity	0.00% - 88.68%	9.48%

Carrying Values and Estimated Fair Values of Financial Assets and Liabilities Required to be Disclosed at Fair Value

The following table presents the carrying amounts and estimated fair values of financial assets and liabilities that are not recorded at fair value on a recurring or non-recurring basis and their respective levels within the fair value hierarchy (in thousands):

		June 30, 2014		December 31, 2013
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and cash equivalents	Level 1	$303,341	$303,341	$491,885	$491,885
Restricted cash and cash equivalents	Level 1	811,670	811,670	804,803	804,803
Residential loans at amortized cost, net	Level 3	1,361,153	1,309,382	1,394,871	1,341,376
Insurance premium receivables	Level 3	100,527	95,904	103,149	97,902
Servicer and protective advances, net	Level 3	1,595,950	1,543,203	1,381,434	1,332,315
Financial liabilities
Payables to insurance carriers	Level 3	79,551	78,544	69,489	68,470
Servicer payables	Level 1	735,391	735,391	735,225	735,225
Servicing advance liabilities(1)	Level 3	1,035,485	1,040,441	970,884	971,286
Warehouse borrowings(1)	Level 1	1,147,935	1,151,216	1,084,112	1,085,563
Debt(1)	Level 2	2,229,854	2,324,221	2,229,969	2,322,709
Mortgage-backed debt carried at amortized cost(1)	Level 3	1,139,250	1,138,758	1,189,536	1,192,510

(1)	The carrying amounts of servicing advance liabilities, warehouse borrowings, debt and mortgage-backed debt carried at amortized cost are net of deferred issuance costs.

The following table presents the carrying amounts and estimated fair values of financial assets and liabilities that are not recorded at fair value on a recurring or non-recurring basis and their respective levels within the fair value hierarchy (in thousands):

	December 31, 2013			December 31, 2012
	Carrying Amount	Estimated Fair Value	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets
Cash and cash equivalents	$491,885	$491,885	Level 1	$442,054	$442,054
Restricted cash and cash equivalents	804,803	804,803	Level 1	653,338	653,338
Residential loans at amortized cost, net	1,394,871	1,341,376	Level 3	1,490,321	1,436,592
Receivables, net:
Insurance premium receivables	103,149	97,902	Level 3	107,824	101,238
Other	172,501	172,501	Level 1	97,210	97,210
Servicer and protective advances, net	1,381,434	1,332,315	Level 3	173,047	160,632
Financial liabilities
Payables and accrued liabilities:
Payables to insurance carriers	69,489	68,470	Level 3	51,377	50,614
Other	398,079	398,079	Level 1	183,885	183,885
Servicer payables	735,225	735,225	Level 1	587,929	587,929
Servicing advance liabilities(1)	970,884	971,286	Level 3	99,508	99,915
Debt(1)	3,314,081	3,408,272	Level 2	1,115,804	1,165,811
Mortgage-backed debt carried at amortized cost(1)	1,189,536	1,192,510	Level 3	1,298,999	1,300,979

(1)	The carrying amounts of servicing advance liabilities, debt, and mortgage-backed debt carried at amortized cost are net of deferred issuance costs.

Fair Value and Unpaid Principal Balance of Assets and Liabilities Carried Under Fair Value Option

Presented in the table below is the estimated fair value and unpaid principal balance of loans, receivables and debt instruments for which the Company has elected the fair value option (in thousands):

	June 30, 2014		December 31, 2013
	Estimated Fair Value	Unpaid Principal Balance	Estimated Fair Value	Unpaid Principal Balance
Loans and receivables at fair value under the fair value option
Reverse loans(1)	$9,482,030	$8,741,715	$8,738,503	$8,135,927
Forward loans held for sale(1)	1,173,588	1,106,136	1,015,607	976,774
Forward loans related to Non-Residual Trusts	557,786	687,940	587,265	727,110
Charged-off loans	54,997	3,272,912	—	—
Receivables related to Non-Residual Trusts(2)	36,181	36,524	43,545	43,988

Total	$11,304,582	$13,845,227	$10,384,920	$9,883,799

Debt instruments at fair value under the fair value option
Mortgage-backed debt related to Non-Residual Trusts	$651,784	$695,366	$684,778	$735,379
HMBS related obligations(2)	9,472,666	8,646,651	8,652,746	7,959,711

Total	$10,124,450	$9,342,017	$9,337,524	$8,695,090

(1)	Includes loans that collateralize master repurchase agreements. Refer to Note 16 for further information.
(2)	For the receivables related to Non-Residual Trusts, the unpaid principal balance represents the notional amount of expected draws under the LOCs. For the HMBS related obligations, the unpaid principal balance represents the balance outstanding.

Presented in the table below is the estimated fair value and unpaid principal balance of loans, receivables and debt instruments for which the Company has elected the fair value option (in thousands):

	December 31, 2013		December 31, 2012
	Estimated Fair Value	Unpaid Principal Balance	Estimated Fair Value	Unpaid Principal Balance
Loans and receivables at fair value under the fair value option
Reverse loans(1)(2)	$8,738,503	$8,135,927	$6,047,108	$5,400,876
Forward loans related to Non-Residual Trusts	587,265	727,110	646,498	814,481
Forward loans held for sale(2)	1,015,607	976,774	16,605	16,325
Receivables related to Non-Residual Trusts(3)	43,545	43,988	53,975	54,604

Total	$10,384,920	$9,883,799	$6,764,186	$6,286,286

Debt instruments at fair value under the fair value option
Mortgage-backed debt related to Non-Residual Trusts	$684,778	$735,379	$757,286	$825,200
HMBS related obligations(3)	8,652,746	7,959,711	5,874,552	5,169,135

Total	$9,337,524	$8,695,090	$6,631,838	$5,994,335

(1)	Includes $28.5 million in reverse loans held for sale at December 31, 2012. There were no reverse loans held for sale at December 31, 2013.
(2)	Includes loans that collateralize master repurchase agreements. Refer to Note 18 for further information.
(3)	For the receivables related to Non-Residual Trusts, the unpaid principal balance represents the notional amount of expected draws under the LOCs. For the HMBS related obligations, the unpaid principal balance represents the balance outstanding.

Components of Net Gains on Sales of Loans

Provided in the table below is a summary of the components of net gains on sales of loans (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Realized gains on sales of loans	$102,517	$67,218	$189,350	$75,526
Change in unrealized gains (losses) on loans held for sale	23,353	(15,897)	19,177	(2,271)
Gains (losses) on interest rate lock commitments	37,969	(17,217)	36,363	41,404
Gains (losses) on forward sales commitments	(63,956)	183,625	(99,812)	179,688
Losses on MBS purchase commitments	(7,709)	(24,662)	(7,642)	(24,662)
Capitalized servicing rights	45,554	36,305	98,167	37,595
Provision for repurchases	(1,838)	(2,010)	(4,024)	(2,181)
Interest income	8,721	8,473	17,066	9,261
Other	—	114	—	34

Net gains on sales of loans	$144,611	$235,949	$248,645	$314,394

Provided in the table below is a summary of the components of net gains on sales of loans (in thousands):

	For the Years Ended December 31,
	2013	2012
Realized gains on sales of loans	$218,504	$537
Change in unrealized gains on loans held for sale	24,771	266
Net fair value gains on derivatives	144,357	(153)
Capitalized servicing rights	187,749	—
Provision for repurchases	(9,067)	(18)
Interest income	32,625	16
Other	35	—

Net gains on sales of loans	$598,974	$648

Summary of Components of Net Fair Value Gains on Reverse Loans and Related HMBS Obligations

Provided in the table below is a summary of the components of net fair value gains on reverse loans and related HMBS obligations (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Net fair value gains (losses) on reverse loans and related HMBS obligations
Interest income on reverse loans	$98,258	$86,514	$195,139	$163,781
Change in fair value of reverse loans	(8,687)	14,570	99,841	16,108

Net fair value gains on reverse loans	89,571	101,084	294,980	179,889

Interest expense on HMBS related obligations	(91,470)	(79,545)	(182,030)	(149,220)
Change in fair value of HMBS related obligations	28,835	5,192	(68,778)	32,850

Net fair value losses on HMBS related obligations	(62,635)	(74,353)	(250,808)	(116,370)

Net fair value gains on reverse loans and related HMBS obligations	$26,936	$26,731	$44,172	$63,519

Provided in the table below is a summary of the components of net fair value gains on reverse loans and related HMBS obligations (in thousands):

	For the Years Ended December 31,
	2013	2012
Net fair value gains (losses) on reverse loans and related HMBS obligations
Interest income on reverse loans	$347,497	$44,314
Change in fair value of reverse loans	(239,417)	20,716

Net fair value gains on reverse loans	108,080	65,030

Interest expense on HMBS related obligations	(321,820)	(41,114)
Change in fair value of HMBS related obligations	334,122	(16,637)

Net fair value gains (losses) on HMBS related obligations	12,302	(57,751)

Net fair value gains on reverse loans and related HMBS obligations	$120,382	$7,279

Summary of Net Fair Value Gains

Provided in the table below is a summary of the components of other net fair value gains (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Other net fair value gains (losses)
Assets of Non-Residual Trusts	$69,222	$95,782	$21,261
Liabilities of Non-Residual Trusts	(57,678)	(86,163)	(22,197)
Mandatory repurchase obligation	181	(116)	981
Professional fees liability related to certain securitizations	(817)	(1,091)	(607)
Contingent earn-out payments	(4,800)	—	2,096
Other	(47)	(1,191)	(490)

Other net fair value gains	$6,061	$7,221	$1,044